Leases (Schedule of maturity analysis for contractual undiscounted cash flows of lease liabilities) (Details)	Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 6,745,329
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,984,243
Later Than One Year And Not Later Than Two Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	592,719
2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	572,562
Later Than Three Years And Not Later Than Four Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	474,484
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	229,332
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 1,891,989